Mortgage Banking Activities, Liability for Mortgage Loan Repurchase Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Banking Activities Textual [Abstract]
Losses	$ 78	$ 144	$ 1,735
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	615	899	2,206
Provision for repurchase losses:
Loan sales	43	44	143
Change in estimate	(202)	(184)	285
Net additions (reductions)	(159)	(140)	428
Losses	(78)	(144)	(1,735)
Balance, end of year	378	$ 615	899
Liability For Mortgage Loans Repurchase Losses [Member]
Mortgage Banking Activities Textual [Abstract]
Range of possible loss, portion not accrued	$ 293
Settlement with FHLMC [Member]
Mortgage Banking Activities Textual [Abstract]
Losses			746
Provision for repurchase losses:
Losses			(746)
Settlement with FNMA [Member]
Mortgage Banking Activities Textual [Abstract]
Losses			508
Provision for repurchase losses:
Losses			$ (508)